Interest and Investment Income, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income And Expenses [Abstract]
Summary of Interest and Investment Income, Net
Interest and investment income, net consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Unrealized investment income of short-term investments	—	45,478,742	17,213,203	2,701,127
Realized investment income of short-term investments	4,108,597	35,892,481	113,179,422	17,760,321
Unrealized investment income of long-term investments	—	4,472,410	(24,635,329)	(3,865,821)
Interest income	44,117,299	27,405,264	27,634,511	4,336,458
Income from the repurchase of convertible senior notes	—	622,109,001	12,046,522	1,890,362
Interest expense of convertible senior notes	(23,934,289)	(27,107,232)	(15,982,460)	(2,507,997)

	24,291,607	708,250,666	129,455,869	20,314,450